UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6-30-2006

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               8-14-2006
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          118

Form 13F Information Table Value Total:  $   237,083
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY    DISCRETION      OTHER        VOTING
                                                                                                            MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                            COM              00206R102     1,262,742      45,276 SHRS   SOLE            N/A         SOLE
AT&T Inc                            COM              00206R902      (412,772)    (14,800)CALL   SOLE            N/A         SOLE
American Standard Cos Inc           COM              029712106     3,977,762      91,929 SHRS   SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     5,800,033     127,222 SHRS   SOLE            N/A         SOLE
Applied Materials Inc               COM              038222105       186,090      11,431 SHRS   SOLE            N/A         SOLE
Aquila Inc                          COM              03840P102        94,725      22,500 SHRS   SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105     4,215,595      70,898 SHRS   SOLE            N/A         SOLE
Bellsouth Corp                      COM              079860102       484,899      13,395 SHRS   SOLE            N/A         SOLE
Bellsouth Corp                      COM              079860902      (423,540)    (11,700)CALL   SOLE            N/A         SOLE
Berkshire Hathaway Inc Cl A         COM              084670108       458,295           5 SHRS   SOLE            N/A         SOLE
Berkshire Hathaway Inc Cl B         COM              084670207     6,831,535       2,245 SHRS   SOLE            N/A         SOLE
Blackrock Enhanced Div Achv         COM              09251A104       324,240      24,000 SHRS   SOLE            N/A         SOLE
BP Plc                              COM              055622104       637,767       9,162 SHRS   SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104     3,063,591      38,657 SHRS   SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T904    (2,504,300)    (31,600)CALL   SOLE            N/A         SOLE
Capitalsource Inc                   COM              14055X102     1,134,760      48,370 SHRS   SOLE            N/A         SOLE
Carmax Inc                          COM              143130102     3,839,963     108,290 SHRS   SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102     4,033,264      56,002 SHRS   SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423902      (216,060)     (3,000)CALL   SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105       267,701      16,752 SHRS   SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100       230,443       3,713 SHRS   SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       739,934      18,610 SHRS   SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     4,267,871     218,529 SHRS   SOLE            N/A         SOLE
Citigroup                           COM              172967101       325,688       6,750 SHRS   SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     4,309,238     100,168 SHRS   SOLE            N/A         SOLE
Comcast Corp A                      COM              20030N101     4,421,111     135,037 SHRS   SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     2,959,206      82,961 SHRS   SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103       942,735      36,682 SHRS   SOLE            N/A         SOLE
Conocophillips                      COM              20825C104       289,905       4,424 SHRS   SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     5,859,958     102,572 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     2,437,904      99,669 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R901    (1,208,324)    (49,400)CALL   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R951       851,208      34,800 PUT    SOLE            N/A         SOLE
Dollar General Stores               COM              256669102     3,376,725     241,540 SHRS   SOLE            N/A         SOLE
Durect Corp                         COM              266605104        74,691      19,300 SHRS   SOLE            N/A         SOLE
eBay Inc                            COM              278642103     3,925,446     134,020 SHRS   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     3,898,255      63,541 SHRS   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G902      (705,525)    (11,500)CALL   SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     1,713,581      43,994 SHRS   SOLE            N/A         SOLE
First Data Corporation              COM              319963104     4,362,723      96,863 SHRS   SOLE            N/A         SOLE
Gannett Co                          COM              364730101       571,213      10,213 SHRS   SOLE            N/A         SOLE
General Electric Corp               COM              369604103     5,869,898     178,092 SHRS   SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       623,859      14,975 SHRS   SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100       701,760      17,000 SHRS   SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     5,470,760     180,911 SHRS   SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     2,743,982      59,355 SHRS   SOLE            N/A         SOLE
Intel Corp                          COM              458140100     2,616,800     137,726 SHRS   SOLE            N/A         SOLE
Intel Corp                          COM              458140900      (501,600)    (26,400)CALL   SOLE            N/A         SOLE
Intel Corp                          COM              458140950       250,800      13,200 PUT    SOLE            N/A         SOLE
Intergraph Corp                     COM              458683109       629,800      20,000 SHRS   SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     2,780,426     101,180 SHRS   SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       722,633       9,407 SHRS   SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       132,128      31,089 SHRS   SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasury     COM              464287440       282,726       3,520 SHRS   SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       249,451       3,610 SHRS   SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       341,000      50,000 SHRS   SOLE            N/A         SOLE
Jacuzzi Brands Inc                  COM              469865109     1,527,712     173,604 SHRS   SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     4,813,535     268,913 SHRS   SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     7,449,316     124,321 SHRS   SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107       507,733     209,807 SHRS   SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       157,625      12,500 SHRS   SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     4,758,064      13,712 SHRS   SOLE            N/A         SOLE
MDC Holdings Inc                    COM              552676108     2,365,775      45,557 SHRS   SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107     4,245,231     116,531 SHRS   SOLE            N/A         SOLE
MFS Municipal Inc Tr                COM              552738106       151,276      19,370 SHRS   SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104     6,388,481     274,184 SHRS   SOLE            N/A         SOLE
Microsoft Corp                      COM              594918904      (582,500)    (25,000)CALL   SOLE            N/A         SOLE
Morgan Stanley Muni Inc III         COM              61745P437       348,148      36,341 SHRS   SOLE            N/A         SOLE
Morgan Stanley Muni Prem Inc        COM              61745P429       182,456      20,028 SHRS   SOLE            N/A         SOLE
Motorola Inc                        COM              620076109       344,503      17,097 SHRS   SOLE            N/A         SOLE
Municipal High Income Fund          COM              626214100       148,528      20,346 SHRS   SOLE            N/A         SOLE
MuniEnhanced Fund Inc               COM              626243109       136,902      13,488 SHRS   SOLE            N/A         SOLE
MuniYield CA Fund Inc               COM              626296107       143,067      11,151 SHRS   SOLE            N/A         SOLE
Nuveen Divd Adv Muni Fund           COM              67066V101       706,556      49,513 SHRS   SOLE            N/A         SOLE
Nuveen Ins Prem Muni Incm Fund      COM              67062F100       510,801      41,596 SHRS   SOLE            N/A         SOLE
Nuveen Insd Div Adv Fund            COM              67071L106       291,456      20,700 SHRS   SOLE            N/A         SOLE
Nuveen Insd Muni Oppty              COM              670984103     2,207,326     157,329 SHRS   SOLE            N/A         SOLE
Nuveen Inss Qlty Muni Fund          COM              67062N103     1,617,021     116,249 SHRS   SOLE            N/A         SOLE
Nuveen Prem Incm Mun Fd             COM              67062T100       760,499      58,187 SHRS   SOLE            N/A         SOLE
Nuveen Prem Insd Muni               COM              670987106     1,046,406      75,662 SHRS   SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        16,200      10,000 SHRS   SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     4,075,625      49,473 SHRS   SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     3,478,229     197,739 SHRS   SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103       489,811      20,870 SHRS   SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     7,627,251     164,345 SHRS   SOLE            N/A         SOLE
Putnam Invt Grade Muni T            COM              746805100       148,786      15,778 SHRS   SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       321,960       4,000 SHRS   SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     1,960,206      53,252 SHRS   SOLE            N/A         SOLE
Regions Financial Corp              COM              7591EP100     7,819,632     236,100 SHRS   SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104       364,504      16,100 SHRS   SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       252,710      15,437 SHRS   SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103     2,973,193     196,380 SHRS   SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105     2,656,074     145,220 SHRS   SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       633,814      20,740 SHRS   SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103     3,446,190      64,900 SHRS   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104       407,266      13,446 SHRS   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508904      (520,988)    (17,200)CALL   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508954       318,045      10,500 PUT    SOLE            N/A         SOLE
Texas Utilities Co                  COM              882848104       221,223       3,700 SHRS   SOLE            N/A         SOLE
Time Warner Inc                     COM              887317105       299,145      17,292 SHRS   SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       432,684       5,387 SHRS   SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     2,876,083     104,585 SHRS   SOLE            N/A         SOLE
Valero Energy Corp                  COM              91913Y100       246,124       3,700 SHRS   SOLE            N/A         SOLE
Van Kampen Tr Inv Grd Munis         COM              920929106       145,775      10,237 SHRS   SOLE            N/A         SOLE
Verizon Communications              COM              92343V104       368,591      11,006 SHRS   SOLE            N/A         SOLE
Verizon Communications              COM              92343V904      (318,155)     (9,500)CALL   SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     9,333,180     172,581 SHRS   SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     6,564,481     136,277 SHRS   SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142903     8,179,266     169,800 CALL   SOLE            N/A         SOLE
Walt Disney Co                      COM              254687106     6,060,215     202,007 SHRS   SOLE            N/A         SOLE
Walt Disney Co                      COM              254687906    (3,684,000)   (122,800)CALL   SOLE            N/A         SOLE
Walt Disney Co                      COM              254687956     3,702,000     123,400 PUT    SOLE            N/A         SOLE
Washington Post Co                  COM              939640108     3,742,488       4,798 SHRS   SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    14,782,554     220,372 SHRS   SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746901    (2,240,472)    (33,400)CALL   SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746951     2,911,272      43,400 PUT    SOLE            N/A         SOLE
Weyerhaeuser Co                     COM              962166904       933,750      15,000 CALL   SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3,027,306      36,628 SHRS   SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     3,190,397      72,067 SHRS   SOLE            N/A         SOLE